Concentration and Risks (Details) - 12 months ended Dec. 31, 2025	USD ($)	CNY (¥)
Concentration and Risks [Line Items]
Cash and cash equivalents maximum exposure	$ 15,265,000	¥ 500,000
PRC [Member]
Concentration and Risks [Line Items]
Cash and cash equivalents maximum exposure	$ 68,500